Short-Term Investments (Details)	6 Months Ended
	Jun. 30, 2026 CNY (¥)	Jun. 30, 2026 USD ($)	Dec. 31, 2025 CNY (¥)
Short-Term Investments [Line Items]
Short-term investments	¥ 4,592,800	$ 676,895	¥ 4,596,952
Minimum [Member]
Short-Term Investments [Line Items]
Investment rate of return	2.60%
Maximum [Member]
Short-Term Investments [Line Items]
Investment rate of return	4.35%